Schedule of contractual maturities of the undiscounted cash flows of financial liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CZK (Kč)	Dec. 31, 2024 USD ($)	Aug. 08, 2022 USD ($)	Aug. 08, 2022 CZK (Kč)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 2,268		$ 4,826
Bank loan		Kč 567		$ 110	Kč 2,500,000
Lease obligations	280		340
Financial liabilities			211
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	2,268		4,409
Project financing
Government loans			31
Bank loan			9
Loan payable	96		31
Lease obligations	94		93
Financial liabilities	2,458		4,573
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities			217
Project financing
Government loans			31
Bank loan			9
Loan payable	96		31
Lease obligations	94		96
Financial liabilities	190		384
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities			200
Project financing
Government loans			70
Bank loan			16
Loan payable	192		62
Lease obligations	131		145
Financial liabilities	323		493
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Project financing	175		167
Government loans			8
Bank loan
Loan payable	327		124
Lease obligations	125		128
Financial liabilities	627		427
Later Than Two Year And Not Later Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Project financing
Government loans			26
Bank loan
Loan payable	738		66
Lease obligations	208		50
Financial liabilities	946		142
Later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Project financing
Government loans			181
Bank loan
Loan payable
Lease obligations	1		3
Financial liabilities	$ 1		$ 184